Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income:
Foreign exchange gains (losses)-net	¥ 192,086	¥ (113,073)	¥ (61,755)
Trading account profits (losses)-net	276,654	1,148,661	(33,886)
Expense:
Operating expenses	2,695,200	2,701,100	2,400,000
Income before income tax expense	1,162,670	2,262,656	1,420,443
Income tax benefit	369,432	666,020	337,917
Net income attributable to Mitsubishi UFJ Financial Group	802,332	1,531,127	1,015,393
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	574,118	579,180	255,175
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	501,788	457,159	207,771
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	72,330	122,021	47,404
Management fees from subsidiaries	24,388	22,059	18,922
Interest income	8,043	450	73
Foreign exchange gains (losses)-net	36,715	(86,038)	(44,544)
Trading account profits (losses)-net	(7,907)
Other income	975	906	294
Total income	636,332	516,557	229,920
Expense:
Operating expenses	23,074	20,791	18,304
Interest expense to subsidiaries and affiliated companies	26,553	28,929	28,897
Interest expense	3,429	387	1,121
Other expense	1,788	1,019	591
Total expense	54,844	51,126	48,913
Equity in undistributed net income of subsidiaries and affiliated companies-net	216,632	1,036,350	793,548
Income before income tax expense	798,120	1,501,781	974,555
Income tax benefit	(4,212)	(29,346)	(40,838)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 802,332	¥ 1,531,127	¥ 1,015,393